Organization And Description of Business Activities - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended
	Feb. 28, 2011	Feb. 15, 2011	Feb. 11, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Oct. 25, 2013 Subsequent Event Structured settlements	Mar. 27, 2013 Subsequent Event Bridge facility Greenwood Asset Portfolio, LLC M	Mar. 27, 2013 Subsequent Event Bridge facility Greenwood Asset Portfolio, LLC For Nine Months	Mar. 27, 2013 Subsequent Event Bridge facility Greenwood Asset Portfolio, LLC After Nine Months
Organization and Nature of Operations [Line Items]
Number of reportable segments				2
Sale of common stock in initial public offering	17,602,614	935,947	16,666,667
Common stock price per share	$ 10.75		$ 10.75
Proceeds from initial public offering	$ 174,200,000				$ 174,233,000
Number of policies				12
US Government ongoing investigation for criminal conduct				8,000,000
Non-Prosecution Agreement terms description				The Non-Prosecution Agreement has a term of three years until April 30, 2015, but after April 30, 2014 the Company may petition the USAO to forego the final year of the Non-Prosecution Agreement, if we otherwise comply with all of our obligations under the Non-Prosecution Agreement.
Non-Prosecution Agreement terms				3 years
Cash, cash equivalents, and marketable securities				20,300,000
Restricted cash				1,162,000	691,000
Bridge loan amount								45,000,000
Term loan period								18
Percentage of proceed from debt issuance								92.00%
Transaction expense					2,644,000	24,434,000		41,400,000
Percentage of net proceeds from credit facility that may be used for general corporate purposes								25.00%
Interest under the facility									12.00%	18.00%
Sale of its structured settlement business							$ 12,000,000